Label	Element	Value
NEW PERSPECTIVE FUND®
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000071516_SupplementTextBlock
New Perspective Fund® Prospectus Supplement June 1, 2019 (for prospectus dated December 1, 2018, as supplemented to date)
The section titled “Investment objectives” is amended and restated as follows:
Risk/Return [Heading]	rr_RiskReturnHeading	NEW PERSPECTIVE FUND®
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s primary investment objective is to provide you with long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock

Future income is a secondary objective. Effective December 1, 2019, the secondary objective will be eliminated. However, future income will remain a consideration in the management of the fund.

Keep this supplement with your prospectus.